Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current tax expense
Current year	$ 10,569	$ 9,637	$ 9,387
Adjustment for prior years	(220)	1,230	(2,357)
Current tax expense (income) and adjustments for current tax of prior periods	10,349	10,867	7,030
Deferred tax expense
Origination and reversal of temporary differences	(1,249)	(653)	367
Effect of change in tax rates	0	0	(198)
Recognition of previously unrecognised tax losses	(328)
Adjustments for prior years	(159)	(1,222)	(237)
Deferred tax expense (income)	(1,736)	(1,875)	(68)
Income tax expense	$ 8,613	$ 8,992	$ 6,962